BONDS AND NOTES ISSUED, Summary of Bonds and Notes Issued (Details) ¥ in Thousands, S/ in Thousands, Bs. in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 PEN (S/)		Dec. 31, 2022 PEN (S/)		Dec. 31, 2023 USD ($)		Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 BOB (Bs.)	Sep. 19, 2023 PEN (S/)	Sep. 19, 2023 JPY (¥)	Dec. 31, 2022 USD ($)		Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 BOB (Bs.)	Jul. 21, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	[1]
Disclosure of detailed information about borrowings [Abstract]
Carrying amount		S/ 14,373,760		S/ 16,851,889
Interest payable		221,025		155,305
Notes and debentures issued		S/ 14,594,785		S/ 17,007,194	[1]												S/ 17,823,146
Minimum [Member]
Disclosure of detailed information about borrowings [Abstract]
Maturity		January 2024		January 2023
Maximum [Member]
Disclosure of detailed information about borrowings [Abstract]
Maturity		April 2035		December 2031
Senior Notes One [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		2.70%				2.70%		2.70%	2.70%
Senior Notes One [Member] | Cash Flow Hedges [Member]
Disclosure of detailed information about borrowings [Abstract]
Issued amount		S/ 816,000		S/ 839,100		$ 220,000						$ 220,000
Senior Notes One [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[2]	Semi-annual
Maturity	[2]	January 2025		January 2025
Issued amount | $	[2]					700,000						700,000
Carrying amount	[2]	S/ 2,571,032		S/ 2,623,445
Senior Notes One [Member] | Banco de Credito del Peru [Member] | Cash Flow Hedges [Member]
Disclosure of detailed information about borrowings [Abstract]
Issued amount	[2]	S/ 815,980				$ 220,000
Senior Notes One [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[2]	2.70%				2.70%		2.70%	2.70%
Senior Notes Two [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[3]	Semi-annual
Maturity	[3]	September 2024		September 2024
Issued amount	[3]	S/ 2,900,000		S/ 2,900,000
Carrying amount	[3]	S/ 2,496,413		S/ 2,490,872
Senior Notes Two [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[3]	4.65%				4.65%		4.65%	4.65%
Senior Notes Three [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[4]	Semi-annual
Maturity	[4]	June 2025		June 2025
Issued amount		S/ 1,802,600		S/ 1,907,000		$ 500,000	[4]					500,000	[4]
Carrying amount		S/ 1,706,587	[4]	S/ 1,827,682	[4]	$ 486,000
Senior Notes Three [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[4]	2.75%				2.75%		2.75%	2.75%
Senior Notes Four [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate																5.05%
Issued amount | $																$ 30,000
Senior Notes Four [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[5]	Semi-annual
Maturity	[5]	June 2027		June 2027
Issued amount | $	[5]					$ 30,000						30,000
Carrying amount	[5]	S/ 111,143		S/ 114,246
Senior Notes Four [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[5]	5.05%				5.05%		5.05%	5.05%
Senior Notes Five [Member] | Cash Flow Hedges [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		0.97%				0.97%		0.97%	0.97%
Maturity		November 19, 2025
Issued amount		S/ 79,000						¥ 3,000,000		S/ 79,000	¥ 3,000,000
Senior Notes Five [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[6]	Semi-annual
Maturity	[6]	November 2025
Issued amount | ¥	[6]							3,000,000
Carrying amount	[6]	S/ 78,828
Senior Notes Five [Member] | Banco de Credito del Peru [Member] | Cash Flow Hedges [Member]
Disclosure of detailed information about borrowings [Abstract]
Issued amount	[6]	S/ 78,969						¥ 3,000,000
Senior Notes Five [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[6]	0.97%				0.97%		0.97%	0.97%
Senior Notes Six [Member] | Cash Flow Hedges [Member]
Disclosure of detailed information about borrowings [Abstract]
Issued amount				S/ 145,700				¥ 5,000,000						¥ 5,000,000
Senior Notes Six [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[6]	Semi-annual
Maturity	[6]			December 2023
Issued amount | ¥	[6]													¥ 5,000,000
Carrying amount	[6]			S/ 145,522
Senior Notes Six [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[6]	0.45%				0.45%		0.45%	0.45%
Senior Notes Seven [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity				April 2023
Issued amount | $												716,301
Carrying amount				S/ 2,713,911
Senior Notes Seven [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		4.25%				4.25%		4.25%	4.25%
Corporate Bonds and Senior Notes [Member]
Disclosure of detailed information about borrowings [Abstract]
Carrying amount		S/ 7,046,715		S/ 9,987,796
Corporate Bonds, First Program, First Issuance Series A [Member] | MiBanco Colombia [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Quarterly
Maturity		January 2025		January 2025
Issued amount | $						$ 112,500						112,500
Carrying amount		S/ 82,712		S/ 72,118
Corporate Bonds, First Program, First Issuance Series A [Member] | MiBanco Colombia [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		9.00%				9.00%		9.00%	9.00%
Subordinated bonds [Member]
Disclosure of detailed information about borrowings [Abstract]
Carrying amount		S/ 5,680,120		S/ 5,738,414
Subordinated Bonds One [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[7]	Semi-annual
Maturity	[7]	July 2030 / September 2031		July 2030 / September 2031
Issued amount | $	[7]					$ 1,350,000						1,350,000
Carrying amount	[7]	S/ 4,954,968		S/ 5,064,963
Subordinated Bonds One [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member] | Minimum [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[7]	3.13%				3.13%		3.13%	3.13%
Subordinated Bonds One [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member] | Maximum [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[7]	3.25%				3.25%		3.25%	3.25%
Subordinated Bonds, First Program, First Issuance Series A [Member] | Pacifico Seguros [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[8]	Quarterly
Maturity	[8]			November 2026
Issued amount | $	[8]											60,000
Carrying amount	[8]			S/ 228,840
Subordinated Bonds, First Program, First Issuance Series A [Member] | Pacifico Seguros [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[8]	6.97%				6.97%		6.97%	6.97%
Subordinated Bonds, Second Program, Second Issuance Series A [Member] | Pacifico Seguros [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		December 2030		December 2030
Issued amount | $						$ 50,000						50,000
Carrying amount		S/ 205,952		S/ 173,635
Subordinated Bonds, Second Program, Second Issuance Series A [Member] | Pacifico Seguros [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		4.41%				4.41%		4.41%	4.41%
Subordinated Bonds, Second Program, Second Issuance Series B [Member] | Pacifico Seguros [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		May 2033
Issued amount | $						$ 60,000
Carrying amount		S/ 185,450
Subordinated Bonds, Second Program, Second Issuance Series B [Member] | Pacifico Seguros [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		8.00%				8.00%		8.00%	8.00%
Subordinated Bonds, Second Program, First Issuance Series B [Member] | MiBanco [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		June 2027		June 2027
Issued amount		S/ 30,000		S/ 30,000
Carrying amount		S/ 30,000		S/ 30,000
Subordinated Bonds, Second Program, First Issuance Series B [Member] | MiBanco [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		7.22%				7.22%		7.22%	7.22%
Subordinated Bonds, Third program, Issuance IV [Member] | Banco De Credito De Bolivia [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		February 2033
Issued amount | Bs.									Bs. 137,200
Carrying amount		S/ 65,562
Subordinated Bonds, Third program, Issuance IV [Member] | Banco De Credito De Bolivia [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		5.85%				5.85%		5.85%	5.85%
Subordinated Bonds, Third program, Issuance III [Member] | Banco De Credito De Bolivia [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		August 2030		August 2030
Issued amount | Bs.									Bs. 100,000						Bs. 100,000
Carrying amount		S/ 54,067		S/ 55,653
Subordinated Bonds, Third program, Issuance III [Member] | Banco De Credito De Bolivia [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		6.00%				6.00%		6.00%	6.00%
Subordinated Bonds, Third program, Issuance I [Member] | Banco De Credito De Bolivia [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		August 2028		August 2028
Issued amount | Bs.									Bs. 70,000						Bs. 70,000
Carrying amount		S/ 37,847		S/ 39,047
Subordinated Bonds, Third program, Issuance I [Member] | Banco De Credito De Bolivia [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		6.25%				6.25%		6.25%	6.25%
Subordinated Bonds Fourth Program First Issuance Series A [Member] | MiBanco [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		March 2031		March 2031
Issued amount		S/ 155,000		S/ 155,000
Carrying amount		S/ 146,274		S/ 146,276
Subordinated Bonds Fourth Program First Issuance Series A [Member] | MiBanco [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		5.84%				5.84%		5.84%	5.84%
Negotiable Certificates of Deposit [Member] | MiBanco Colombia [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		To maturity
Maturity		January 2024 / January 2027		January 2023 / January 2027
Issued amount | $						$ 1,295,640						$ 978,455
Carrying amount		S/ 1,239,824		S/ 769,132
Negotiable Certificates of Deposit [Member] | MiBanco Colombia [Member] | Fixed interest rate [member] | Minimum [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		1.00%				1.00%		1.00%	1.00%
Negotiable Certificates of Deposit [Member] | MiBanco Colombia [Member] | Fixed interest rate [member] | Maximum [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		17.90%				17.90%		17.90%	17.90%
Negotiable Certificates of Deposit [Member] | MiBanco [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Annual
Maturity		January 2024 / June 2025		January 2023 / June 2024
Issued amount		S/ 407,101		S/ 356,547
Carrying amount		S/ 407,101		S/ 356,547
Negotiable Certificates of Deposit [Member] | MiBanco [Member] | Fixed interest rate [member] | Minimum [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		3.30%				3.30%		3.30%	3.30%
Negotiable Certificates of Deposit [Member] | MiBanco [Member] | Fixed interest rate [member] | Maximum [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		8.41%				8.41%		8.41%	8.41%

[1]	See note 3(b).
[2]	The Bank issued Senior Notes under the Medium-Term Program proof approximately US$700.0 million at a semi-annual coupon rate of 2.70 percent maturing in January 2025. The Bank can redeem all or part of the notes at any date, between October 11, 2021 and December 11, 2024, at a redemption price equal to or greater than: (i) 100 percent of the aggregate principal amount of the notes to be redeemed; and (ii) the sum of the present value of each remaining scheduled payment discounted at interest rate equal to the Treasury of the United States of America’s rate plus 20 basis points. From December 11, 2024 onwards, the Bank can redeem the total or part of the notes to a redemption price equal to 100 percent of the aggregate principal amount of the notes to be redeemed. The payment of principal will take place on the due date or when the Bank redeems the notes. As of December 31, 2023, the bank maintains a currency swap (CCS) for a notional amount of US$220.0 million equivalent to S/816.0 million (US$220.0 million equivalent to S/839.1 million, as of December 31, 2022), note 12(c), which was designated as a partial cash flow hedge of a senior note issued in US dollars at fixed rate; through such CCS, the senior note was economically converted to soles at fixed rate.
[3]	The Bank can redeem the whole or part of the Senior Notes between October 17, 2021 and August 16, 2024, at a redemption price equal to or greater than: (i) 100 percent of the aggregate principal amount of the notes, and (ii) the sum of the present value of cash flows discounted at interest rate equivalent to sovereign bonds issued by the government of Perú or other comparable titles plus 25 basis points. As of August 17, 2024, the Bank may redeem all or part of the senior notes at a redemption price equal to 100 percent of the aggregate amount of the principal to be redeemed. The payment of principal will take place on the due date or when the Bank redeems the notes.
[4]	As of December 31, 2023, Credicorp Ltd. maintains Senior Notes for approximately US$486.0 million, equivalent to S/1,802.6 million (US$500.0 million, equivalent to S/1,907.0 million as of December 31, 2022) at fixed interest rate, whose maturity date is on June 17, 2025. All or part of the notes may be redeemed primarily in the following ways: (i) on any date prior to May 17, 2025, upon full or partial repurchase, with a penalty interest rate equal to the United States Treasury rate plus 40 basis points, and (ii) on any date on or after May 17, 2025, at par value. Principal will be paid on the maturity date or upon redemption of the notes. In December 2023, the Group decided to unwind the accounting hedge of the net investment abroad held for a portion of these bonds issued for approximately US$228.8 million (US$228.8 million, equivalent to S/872.8 million as of December 31, 2022), which hedged for the same amount the exposure of the net investment in the subsidiary Atlantic Security Holding Corporation (ASHC), incorporated in Cayman Islands and whose functional currency is the US dollar, see note 30.2(b)(ii). This hedge was intended to hedge the exchange rate fluctuation risk associated with the translation of the net investment held in ASHC to the Group’s functional currency (in Soles).
[5]	On June 21, 2022, the Bank issued senior notes under the Medium-Term Bond Program amounting to US$30.0 million at a semi-annual rate of 5.05 percent maturing in June 2027. An amount equivalent to the net proceeds from the offering will be used to finance or refinance, in whole or in part, new or existing green Eligible Projects, as per BCP’s Sustainability Financing Framework dated January 2022. The Bank may redeem all or part of the notes at a redemption price equal to 100 percent of the aggregate amount of the principal of the notes to be redeemed.
[6]	On December 2023, the cross currency swap (CCS) matured for a nominal amount of ¥5,000.0 million (¥5,000.0 million equivalent to S/145.7 million as of December 31, 2022) designated to hedge cash flows of bonds issued in yen at a fixed rate, which were converted to soles, see note 12(c). On September 19, 2023, the Bank issued Senior Notes for approximately ¥3,000.0 million equivalent to S/79.0 million, as of December 31,2023, with a fixed rate of 0.97 percent, whose maturity on November 19, 2025.As of December 31, 2023, the bank maintains a cross currency swap (CCS) for a nominal amount of ¥3,000.0 million equivalent to S/79.0 million, see note 12(c), which was decomposed by risk variables into two cross currency swaps (CCS) with the purpose of being designated as a cash flow hedge of a bond issued in yen at a fixed rate, which was converted to soles through this swap and as a cash flow hedge of placements.
[7]	On July 1, 2020, the Bank issued Subordinated Notes under the Medium-Term Bond Program amounting to US$850.0 million at a semiannual rate of 3.125 percent maturing in July 2030 called “3.125% Fixed Rate Subordinated Notes Due 2030 (Callable 2025).” As of July 1, 2025, It will be paid a fixed interest rate equal to the United States Treasury interest rate, comparable to5 years, plus 300.0 basic points. On July 1, 2025, the Bank may redeem all or part of the notes at a redemption price that is equal to 100 percent of the aggregate principal amount of the notes to be redeemed. Thereafter, the Bank may redeem all or part of the notes at a redemption price equal to the higher of (i) 100 percent of the principal amount of the notes and (ii) the sum of the remaining flows discounted to a rate equivalent to the United States Treasury interest rate plus 45 basis points. The payment of the principal will take place on the expiration date of the notes or when the Bank redeems them.On the other hand, effective March 30, 2021, the Bank issued Subordinated Notes under the Medium-Term Bond Program for US$500.0 million at a semi-annual coupon rate of 3.25 percent maturing in September 2031. called “Subordinated Bonds at a Fixed Interest Rate at 3.250% maturing in 2031 (Callable in 2026)”. As of September 30, 2026, a fixed interest rate will be paid equal to the United States Treasury interest rate, comparable to 5 years, plus 245.0 basis points. On September 30, 2026, the Bank may redeem all or part of the subordinated notes at a redemption price that is equal to 100 percent of the aggregate principal amount of the subordinated notes to be redeemed. Thereafter, the Bank may redeem all or part of the subordinated notes at a redemption price that is equal to the greater of (i) 100 percent of the principal amount of the subordinated notes and (ii) the sum of the cash flows remaining discounted at a rate equivalent to the United States Treasury interest rate plus 40 basis points. Principal payment will take place on the maturity date of the subordinated notes or when the Bank redeems them.
[8]	On May 17, 2023, Pacífico Compañía de Seguros y Reaseguros S.A. has completed the total redemption of the subordinated bonds called ‘First issuance of the First Pacífico Subordinated Bonds Program’ for a notional of US$60.0 million, with maturity in the year 2026.